Related Party Transactions	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions
10.	Related Party Transactions

	Financial Statements Location	Three Months Ended September 30,		Nine Months Ended September 30,
		2024	2023	2024	2023
Revenues - Related Party
Affiliate access agreements	Surface use royalties	$5,627	$1,500	$11,902	$3,274
Affiliate access agreements	Easements and other surface-related revenues	1,465	7	4,224	3,864
Affiliate access agreements	Resource sales	57	139	329	1,627
Affiliate access agreements	Resource royalties	1,472	—	2,579	—

		$8,621	$1,646	$19,034	$8,765

	Financial Statements Location	September 30, 2024	December 31, 2023
Accounts Receivable - Related Party
Affiliate access agreements	Related party receivable	$2,161	$1,037
Accounts Payable - Related Party
Shared services agreement	Related party payable	$504	$453

Shared Services Agreement
The Company is party to a services agreement with WaterBridge Operating and other affiliates pursuant to which the Company receives common management and general, administrative, overhead and operating services in support of the Company’s operations and development activities. The Company reimburses all fees incurred by WaterBridge Operating or its affiliates for services provided to the Company under the agreement. For shared services, the basis of allocation is an approximation of time spent on activities supporting the Company. For shared expenses paid on behalf of the Company, the costs are directly allocated to the Company based on its pro rata share of the expenses. For the three months ended September 30, 2024 and 2023, the Company paid approximately $6.5 million and $1.1 million for the shared services and direct cost reimbursements, respectively. For the nine months ended September 30, 2024 and 2023, the Company paid approximately $8.6 million and $4.0 million for the shared services and direct cost reimbursements, respectively.
Affiliate Facility Access Agreements
The Company is party to facility access and surface use agreements and easements and rights-of-way
with NDB LLC and Desert Environmental. Under these agreements, the Company has granted the affiliates certain rights to construct, operate and maintain produced water, brackish water and waste reclamation facilities on our land in the ordinary course of business. These agreements include a standard fee schedule and provision for specified surface use activities. The agreements also include a provision for royalties related to certain specified activities.
Equity Sponsor Services Agreement
Five Point invoices the Company, and the Company reimburses Five Point in cash, for expenses associated with the Company’s use of Five Point’s geographic information system (“GIS”) and certain legal services provided by Five Point. The reimbursement includes allocated Five Point personnel costs and third-party software and hardware expenses and is determined based on the Company’s use of Five Point’s total services for such period. For the three months ended September 30, 2024 and 2023, the GIS and legal services reimbursements paid were $0.1 million and an immaterial amount, respectively. For the nine months ended September 30, 2024 and 2023, the GIS and legal services reimbursements paid were $0.3 million and $0.1 million, respectively. As of September 30, 2024 and December 31, 2023, the Company had an immaterial amount due to Five Point.